ALABAMA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 2.2%
------------------------------------------------------------------------
     $1,500        Birmingham-Southern College Building
                   Authority, 5.35%, 12/1/19                 $ 1,446,270
------------------------------------------------------------------------
                                                             $ 1,446,270
------------------------------------------------------------------------
Electric Utilities -- 0.9%
------------------------------------------------------------------------
     $  500        Puerto Rico Electric Power Authority,
                   5.00%, 7/1/28                             $   463,875
        100        Tennessee Valley, Exhibit Commission,
                   6.70%, 6/1/10                                 105,036
------------------------------------------------------------------------
                                                             $   568,911
------------------------------------------------------------------------
Escrowed / Prerefunded -- 16.3%
------------------------------------------------------------------------
     $1,000        Gadsen East Medical Clinic Board,
                   (Baptist Hospital), Prerefunded to
                   11/1/01, 7.80%, 11/1/21                   $ 1,056,760
      1,000        Huntsville, Health Care Facilities,
                   (MBIA), Prerefunded to 6/1/04,
                   6.50%, 6/1/13                               1,087,860
      5,000        Scottsboro, Water, Sewer and Gas,
                   (AMBAC), Prerefunded to 6/1/04,
                   6.50%, 12/1/14                              5,442,950
      2,000        Tallassee IDB, (United Technologies),
                   Prerefunded to 8/1/06, 6.10%, 8/1/14        2,180,520
      1,000        West Morgan-East Lawrence, Water
                   Authority, (FSA), Prerefunded to
                   8/15/04, 6.85%, 8/15/25                     1,104,520
------------------------------------------------------------------------
                                                             $10,872,610
------------------------------------------------------------------------
General Obligations -- 0.4%
------------------------------------------------------------------------
     $  650        Puerto Rico, Public Improvement,
                   0.00%, 7/1/15                             $   300,482
------------------------------------------------------------------------
                                                             $   300,482
------------------------------------------------------------------------
Hospital -- 10.5%
------------------------------------------------------------------------
     $1,800        Alexander City, (Russell Hospital),
                   6.00%, 12/1/22                            $ 1,536,354
      1,000        Baldwin County, (Thomas Hospital),
                   6.75%, 4/1/21                                 933,760
      1,000        Cullman Medical Clinic Board, (Cullman
                   Regional Medical Center),
                   6.50%, 2/15/23                                916,380
      2,000        Marshall County Healthcare Authority,
                   (Boaz-Albertville Medical Center),
                   7.00%, 1/1/20                               2,004,880
        545        Montgomery, Medical Clinic Board,
                   (Jackson Hospital), 7.00%, 3/1/15             546,837
      1,000        Oneonta Eastern Healthcare Facility
                   Financing Authority, 7.75%, 7/1/21          1,034,300
------------------------------------------------------------------------
                                                             $ 6,972,511
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Industrial Development Revenue -- 8.1%
------------------------------------------------------------------------
     $1,000        Courtland, Solid Waste Disposal,
                   (Champion International Corp.),
                   6.70%, 11/1/29                            $ 1,019,560
      1,500        Courtland, Solid Waste Disposal,
                   (Champion International Corp.), (AMT),
                   6.50%, 9/1/25                               1,509,195
      1,855        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26             1,894,716
      1,000        Selma, Solid Waste Disposal,
                   (International Paper), (AMT),
                   6.00%, 12/1/17                                986,160
------------------------------------------------------------------------
                                                             $ 5,409,631
------------------------------------------------------------------------
Insured-Education -- 8.6%
------------------------------------------------------------------------
     $2,900        Alabama Agricultural and Mechanical
                   University, (MBIA), 5.00%, 11/1/25        $ 2,671,943
      7,500        University of South Alabama, (AMBAC),
                   0.00%, 11/15/16                             3,078,975
------------------------------------------------------------------------
                                                             $ 5,750,918
------------------------------------------------------------------------
Insured-Electric Utilities -- 3.1%
------------------------------------------------------------------------
     $1,500        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                      $ 1,356,090
        500        Puerto Rico Electric Power Authority,
                   (MBIA), 4.50%, 7/1/18                         450,710
        250        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)      268,437
------------------------------------------------------------------------
                                                             $ 2,075,237
------------------------------------------------------------------------
Insured-General Obligations -- 6.3%
------------------------------------------------------------------------
     $2,000        Madison, Warrants, (MBIA), 5.00%, 9/1/27  $ 1,833,440
      1,000        Madison, Warrants, (MBIA),
                   6.00%, 2/1/24                               1,067,270
      4,000        Mobile, (MBIA), 0.00%, 8/15/20              1,265,720
------------------------------------------------------------------------
                                                             $ 4,166,430
------------------------------------------------------------------------
Insured-Hospital -- 2.8%
------------------------------------------------------------------------
     $2,000        Anniston Regional Medical Center Board,
                   (AMBAC), 5.125%, 6/1/28                   $ 1,835,540
------------------------------------------------------------------------
                                                             $ 1,835,540
------------------------------------------------------------------------
Insured-Solid Waste -- 0.4%
------------------------------------------------------------------------
     $  250        Huntsville, Solid Waste Disposal,
                   (FGIC), (AMT), 7.00%, 10/1/08             $   255,535
------------------------------------------------------------------------
                                                             $   255,535
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ALABAMA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.0%
------------------------------------------------------------------------
     $1,825        Birmingham Jefferson, Civic Center
                   Authority, (MBIA), 0.00%, 9/1/18          $   660,121
------------------------------------------------------------------------
                                                             $   660,121
------------------------------------------------------------------------
Insured-Transportation -- 10.5%
------------------------------------------------------------------------
     $4,500        Alabama State Docks Department, (MBIA),
                   (AMT), 6.30%, 10/1/21                     $ 4,707,945
      1,000        Huntsville-Madison County Airport,
                   (AMT), (MBIA), 5.40%, 7/1/19                  964,090
      1,000        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/16             442,240
      1,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38               884,670
------------------------------------------------------------------------
                                                             $ 6,998,945
------------------------------------------------------------------------
Insured-Water and Sewer -- 14.1%
------------------------------------------------------------------------
     $1,000        Alabama Water Pollution Control
                   Authority, (AMBAC), 4.75%, 8/15/18        $   907,130
      2,500        Jefferson County, Sewer, (FGIC),
                   5.00%, 2/1/33                               2,247,600
      1,000        Jefferson County, Sewer, (FGIC),
                   5.125%, 2/1/39                                910,000
      1,000        Limestone County Water and Sewer
                   Authority, (AMBAC), 5.00%, 12/1/24            923,960
      3,075        Prichard Water and Sewer, (AMBAC),
                   6.125%, 11/15/14                            3,288,958
      1,195        Warrior River, Water Authority, (FSA),
                   5.25%, 8/1/23                               1,148,025
------------------------------------------------------------------------
                                                             $ 9,425,673
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 0.7%
------------------------------------------------------------------------
     $  500        Puerto Rico, (Guaynabo Municipal
                   Government Center Lease), 5.625%, 7/1/22  $   457,995
------------------------------------------------------------------------
                                                             $   457,995
------------------------------------------------------------------------
Nursing Home -- 1.4%
------------------------------------------------------------------------
     $  300        Fairhope Midtown Medical Clinic Board,
                   (Beverly Enterprises), 6.375%, 6/1/09     $   281,967
        670        Mobile, Midtown Medical Clinic Board,
                   (Beverly Enterprises), 7.00%, 4/1/07          669,966
------------------------------------------------------------------------
                                                             $   951,933
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Special Tax Revenue -- 0.3%
------------------------------------------------------------------------
     $  250        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)    $   220,648
------------------------------------------------------------------------
                                                             $   220,648
------------------------------------------------------------------------
Transportation -- 1.8%
------------------------------------------------------------------------
     $  800        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/22                  $   754,792
        500        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/38                      457,025
------------------------------------------------------------------------
                                                             $ 1,211,817
------------------------------------------------------------------------
Water and Sewer -- 8.5%
------------------------------------------------------------------------
     $  750        Birmingham, Water and Sewer,
                   4.75%, 1/1/21                             $   669,375
      4,000        Birmingham, Water and Sewer,
                   4.75%, 1/1/29                               3,466,160
      1,500        Moulton City, Water, 6.30%, 1/1/18          1,517,760
------------------------------------------------------------------------
                                                             $ 5,653,295
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.9%
   (identified cost $64,496,000)                             $65,234,502
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.1%                       $ 1,418,882
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $66,653,384
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2000, 59.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.2% to 24.4% of total investments.

 (1)  Security has been issued as an inverse floater bond.

 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2000

                                          ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                           $64,496,000        $40,633,990         $61,719,666        $79,536,566
   Unrealized appreciation                       738,502            937,669             278,790            747,447
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                        $65,234,502        $41,571,659         $61,998,456        $80,284,013
----------------------------------------------------------------------------------------------------------------------
Cash                                         $        --        $    76,735         $   270,161        $   149,451
Receivable for investments sold                1,050,777                 --                  --                 --
Interest receivable                              870,136            594,000             804,007          1,383,310
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                 $67,155,415        $42,242,394         $63,072,624        $81,816,774
----------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------
Demand note payable                          $   400,000        $        --         $        --        $   100,000
Due to bank                                       94,543                 --                  --                 --
Accrued expenses                                   7,488              9,171               5,693              8,952
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                            $   502,031        $     9,171         $     5,693        $   108,952
----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                     $66,653,384        $42,233,223         $63,066,931        $81,707,822
----------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                           $65,914,882        $41,295,554         $62,788,141        $80,960,375
Net unrealized appreciation (computed on
   the basis of identified cost)                 738,502            937,669             278,790            747,447
----------------------------------------------------------------------------------------------------------------------
TOTAL                                        $66,653,384        $42,233,223         $63,066,931        $81,707,822
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2000

                                          LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                            $27,786,850         $83,635,854         $56,833,666            $103,430,595
   Unrealized appreciation
      (depreciation)                              120,348          (3,504,022)            984,617               5,112,205
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                         $27,907,198         $80,131,832         $57,818,283            $108,542,800
-------------------------------------------------------------------------------------------------------------------------------
Cash                                          $    51,160         $ 1,268,996         $   323,437            $    347,800
Receivable for investments sold                    70,079                  --              40,000                      --
Interest receivable                               411,412           1,228,259             756,270               1,625,874
Prepaid expenses                                   14,458                  --                  --                      --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                  $28,454,307         $82,629,087         $58,937,990            $110,516,474
-------------------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased             $        --         $   941,488         $        --            $         --
Payable for daily variation margin on
   open financial futures contracts                 7,810                  --                  --                  18,926
Accrued expenses                                    5,460              11,737              11,413                   4,424
-------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                             $    13,270         $   953,225         $    11,413            $     23,350
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                      $28,441,037         $81,675,862         $58,926,577            $110,493,124
-------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                            $28,322,734         $85,179,884         $57,941,960            $105,386,257
Net unrealized appreciation
   (depreciation) (computed on the
   basis of identified cost)                      118,303          (3,504,022)            984,617               5,106,867
-------------------------------------------------------------------------------------------------------------------------------
TOTAL                                         $28,441,037         $81,675,862         $58,926,577            $110,493,124
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2000

                                          OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                          $80,731,232           $34,105,563             $42,943,683         $110,960,904
   Unrealized appreciation                    1,654,047               218,818               1,238,202            1,805,152
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                       $82,385,279           $34,324,381             $44,181,885         $112,766,056
-----------------------------------------------------------------------------------------------------------------------------
Cash                                        $        --           $   238,985             $   173,078         $         --
Receivable for investments sold                 345,000                    --                      --            1,255,712
Interest receivable                           1,101,808               512,376                 669,878            1,822,029
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                $83,832,087           $35,075,742             $45,024,841         $115,843,797
-----------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------
Payable for daily variation margin on
   open financial futures contracts         $        --           $        --             $        --         $     33,836
Demand note payable                             100,000                    --                      --                   --
Due to bank                                       5,758                    --                      --               17,959
Accrued expenses                                 13,896                 6,013                   9,664               15,944
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                           $   119,654           $     6,013             $     9,664         $     67,739
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                    $83,712,433           $35,069,729             $45,015,177         $115,776,058
-----------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                          $82,058,386           $34,850,911             $43,776,975         $113,980,449
Net unrealized appreciation (computed on
   the basis of identified cost)              1,654,047               218,818               1,238,202            1,795,609
-----------------------------------------------------------------------------------------------------------------------------
TOTAL                                       $83,712,433           $35,069,729             $45,015,177         $115,776,058
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000

                                          ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------
Interest                                     $4,333,899          $2,750,197         $3,913,677         $ 5,395,781
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $4,333,899          $2,750,197         $3,913,677         $ 5,395,781
----------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $  248,461          $  121,102         $  210,871         $   323,201
Trustees fees and expenses                        8,847               2,501              8,849               9,306
Legal and accounting services                    42,131              39,030             42,118              46,578
Custodian fee                                    43,740              29,529             40,415              52,787
Miscellaneous                                    12,444              16,060             12,613              14,743
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $  355,623          $  208,222         $  314,866         $   446,615
----------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $    9,155          $    4,640         $   14,707         $    16,356
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $    9,155          $    4,640         $   14,707         $    16,356
----------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $  346,468          $  203,582         $  300,159         $   430,259
----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $3,987,431          $2,546,615         $3,613,518         $ 4,965,522
----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $ (299,131)         $ (328,997)        $ (243,029)        $  (116,631)
   Financial futures contracts                  (12,185)              2,054            (29,176)            (16,122)
----------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                            $ (311,316)         $ (326,943)        $ (272,205)        $  (132,753)
----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $ (243,544)         $  178,231         $  185,594         $(2,302,505)
----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $ (243,544)         $  178,231         $  185,594         $(2,302,505)
----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS             $ (554,860)         $ (148,712)        $  (86,611)        $(2,435,258)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $3,432,571          $2,397,903         $3,526,907         $ 2,530,264
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000

                                          LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------------------
Interest                                      $1,772,277          $ 4,864,328         $ 3,828,721             $7,123,119
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                       $1,772,277          $ 4,864,328         $ 3,828,721             $7,123,119
-------------------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                        $   62,768          $   308,910         $   200,152             $  464,315
Trustees fees and expenses                         2,526                8,869               8,912                 11,488
Legal and accounting services                     21,489               46,894              39,752                 49,655
Custodian fee                                     21,829               53,692              40,711                 58,102
Miscellaneous                                      6,479               14,580              12,653                 16,872
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                $  115,091          $   432,945         $   302,180             $  600,432
-------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                 $   11,761          $    15,867         $     9,045             $   38,155
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                      $   11,761          $    15,867         $     9,045             $   38,155
-------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                  $  103,330          $   417,078         $   293,135             $  562,277
-------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                         $1,668,947          $ 4,447,250         $ 3,535,586             $6,560,842
-------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                             $ (387,649)         $   154,894         $   286,889             $  (50,337)
   Financial futures contracts                   (63,431)              (8,578)            (25,529)              (149,516)
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                      $ (451,080)         $   146,316         $   261,360             $ (199,853)
-------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)        $  289,802          $(1,178,574)        $(1,256,378)            $ (218,796)
   Financial futures contracts                    (2,045)                  --                  --                 (5,338)
-------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                             $  287,757          $(1,178,574)        $(1,256,378)            $ (224,134)
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS              $ (163,323)         $(1,032,258)        $  (995,018)            $ (423,987)
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                 $1,505,624          $ 3,414,992         $ 2,540,568             $6,136,855
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000

                                          OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
Interest                                     $5,242,949            $2,346,527             $2,759,987          $ 7,569,092
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $5,242,949            $2,346,527             $2,759,987          $ 7,569,092
-----------------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $  316,846            $   90,314             $  123,712          $   499,111
Trustees fees and expenses                        8,869                 2,501                  2,526               11,488
Legal and accounting services                    42,753                38,280                 37,323               49,853
Custodian fee                                    51,578                23,936                 31,068               74,383
Miscellaneous                                    17,334                11,360                  8,980               24,180
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $  437,380            $  166,391             $  203,609          $   659,015
-----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $    9,382            $    6,786             $    9,215          $     8,974
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $    9,382            $    6,786             $    9,215          $     8,974
-----------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $  427,998            $  159,605             $  194,394          $   650,041
-----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $4,814,951            $2,186,922             $2,565,593          $ 6,919,051
-----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $ (181,612)           $   20,515             $   22,997          $   970,975
   Financial futures contracts                       --               (25,568)               (20,058)            (261,449)
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                     $ (181,612)           $   (5,053)            $    2,939          $   709,526
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $ (192,845)           $ (728,586)            $  (60,446)         $(2,382,962)
   Financial futures contracts                       --                    --                     --               (9,543)
-----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $ (192,845)           $ (728,586)            $  (60,446)         $(2,392,505)
-----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS             $ (374,457)           $ (733,639)            $  (57,507)         $(1,682,979)
-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $4,440,494            $1,453,283             $2,508,086          $ 5,236,072
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2000

INCREASE (DECREASE) IN NET ASSETS         ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  3,987,431        $  2,546,615       $  3,613,518        $  4,965,522
   Net realized loss                            (311,316)           (326,943)          (272,205)           (132,753)
   Net change in unrealized appreciation
      (depreciation)                            (243,544)            178,231            185,594          (2,302,505)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $  3,432,571        $  2,397,903       $  3,526,907        $  2,530,264
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $  5,799,382        $  2,877,148       $  8,502,969        $  6,340,470
   Withdrawals                               (24,719,837)        (13,532,599)       (20,183,370)        (24,924,822)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $(18,920,455)       $(10,655,451)      $(11,680,401)       $(18,584,352)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $(15,487,884)       $ (8,257,548)      $ (8,153,494)       $(16,054,088)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                        $ 82,141,268        $ 50,490,771       $ 71,220,425        $ 97,761,910
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $ 66,653,384        $ 42,233,223       $ 63,066,931        $ 81,707,822
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2000

INCREASE (DECREASE) IN NET ASSETS         LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $ 1,668,947         $  4,447,250        $  3,535,586           $  6,560,842
   Net realized gain (loss)                      (451,080)             146,316             261,360               (199,853)
   Net change in unrealized appreciation
      (depreciation)                              287,757           (1,178,574)         (1,256,378)              (224,134)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                 $ 1,505,624         $  3,414,992        $  2,540,568           $  6,136,855
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 3,902,687         $  5,154,845        $  3,114,514           $  4,312,639
   Withdrawals                                 (9,634,774)         (22,117,199)        (14,992,792)           (29,286,500)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(5,732,087)        $(16,962,354)       $(11,878,278)          $(24,973,861)
-------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(4,226,463)        $(13,547,362)       $ (9,337,710)          $(18,837,006)
-------------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------------
At beginning of year                          $32,667,500         $ 95,223,224        $ 68,264,287           $129,330,130
-------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                $28,441,037         $ 81,675,862        $ 58,926,577           $110,493,124
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2000

INCREASE (DECREASE) IN NET ASSETS         OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  4,814,951          $  2,186,922           $  2,565,593         $  6,919,051
   Net realized gain (loss)                     (181,612)               (5,053)                 2,939              709,526
   Net change in unrealized appreciation
      (depreciation)                            (192,845)             (728,586)               (60,446)          (2,392,505)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $  4,440,494          $  1,453,283           $  2,508,086         $  5,236,072
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $  7,303,142          $  2,453,688           $  3,532,766         $  7,123,663
   Withdrawals                               (22,348,655)          (13,670,265)           (10,433,144)         (34,207,931)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $(15,045,513)         $(11,216,577)          $ (6,900,378)        $(27,084,268)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $(10,605,019)         $ (9,763,294)          $ (4,392,292)        $(21,848,196)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of year                        $ 94,317,452          $ 44,833,023           $ 49,407,469         $137,624,254
-----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $ 83,712,433          $ 35,069,729           $ 45,015,177         $115,776,058
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

INCREASE (DECREASE) IN NET ASSETS         ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  4,645,606        $  2,845,321       $  4,288,064        $  5,787,422
   Net realized gain                           1,822,635             765,765          1,152,984             987,147
   Net change in unrealized appreciation
      (depreciation)                          (7,171,556)         (3,759,621)        (7,104,173)         (6,310,409)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $   (703,315)       $   (148,535)      $ (1,663,125)       $    464,160
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $  7,798,450        $  5,682,021       $  5,916,906        $  6,215,330
   Withdrawals                               (19,730,570)        (11,297,759)       (20,284,630)        (21,552,860)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $(11,932,120)       $ (5,615,738)      $(14,367,724)       $(15,337,530)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $(12,635,435)       $ (5,764,273)      $(16,030,849)       $(14,873,370)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                        $ 94,776,703        $ 56,255,044       $ 87,251,274        $112,635,280
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $ 82,141,268        $ 50,490,771       $ 71,220,425        $ 97,761,910
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

INCREASE (DECREASE) IN NET ASSETS         LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $ 1,842,095         $  5,197,771        $  3,882,521           $  7,585,943
   Net realized gain (loss)                      (132,083)           1,057,196             531,100              1,052,272
   Net change in unrealized appreciation
      (depreciation)                           (2,534,222)          (9,405,694)         (5,290,349)           (10,001,534)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                 $  (824,210)        $ (3,150,727)       $   (876,728)          $ (1,363,319)
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 4,126,276         $ 11,497,954        $  7,132,282           $  7,046,445
   Withdrawals                                 (7,144,339)         (18,276,256)        (12,389,264)           (29,283,120)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(3,018,063)        $ (6,778,302)       $ (5,256,982)          $(22,236,675)
-------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(3,842,273)        $ (9,929,029)       $ (6,133,710)          $(23,599,994)
-------------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------------
At beginning of year                          $36,509,773         $105,152,253        $ 74,397,997           $152,930,124
-------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                $32,667,500         $ 95,223,224        $ 68,264,287           $129,330,130
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

INCREASE (DECREASE) IN NET ASSETS         OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  5,266,291          $  2,658,896            $ 2,778,943         $  7,742,491
   Net realized gain (loss)                    1,043,805              (175,546)               111,739            1,479,464
   Net change in unrealized appreciation
      (depreciation)                          (6,028,925)           (3,664,758)            (2,876,879)          (9,945,787)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $    281,171          $ (1,181,408)           $    13,803         $   (723,832)
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $ 10,547,640          $  6,573,386            $ 5,309,074         $ 12,279,948
   Withdrawals                               (20,266,456)          (10,676,028)            (9,624,115)         (25,189,332)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $ (9,718,816)         $ (4,102,642)           $(4,315,041)        $(12,909,384)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $ (9,437,645)         $ (5,284,050)           $(4,301,238)        $(13,633,216)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of year                        $103,755,097          $ 50,117,073            $53,708,707         $151,257,470
-----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $ 94,317,452          $ 44,833,023            $49,407,469         $137,624,254
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        ALABAMA PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.49%        0.46%        0.49%        0.50%        0.49%
   Expenses after custodian
      fee reduction                   0.48%        0.45%        0.47%        0.49%        0.45%
   Net investment income              5.57%        5.18%        5.21%        5.47%        5.50%
Portfolio Turnover                       8%          23%          23%          23%          52%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $66,653      $82,141      $94,777     $102,356     $108,544
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       ARKANSAS PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.46%        0.45%        0.44%        0.49%        0.48%
   Expenses after custodian
      fee reduction                   0.45%        0.43%        0.43%        0.48%        0.46%
   Net investment income              5.65%        5.25%        5.22%        5.40%        5.40%
Portfolio Turnover                      14%          24%          13%          17%          11%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $42,233      $50,491      $56,255      $62,686      $74,103
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        GEORGIA PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.49%        0.46%        0.48%        0.49%        0.50%
   Expenses after custodian
      fee reduction                   0.47%        0.42%        0.47%        0.47%        0.45%
   Net investment income              5.69%        5.31%        5.29%        5.55%        5.59%
Portfolio Turnover                      13%          38%          19%          13%          21%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $63,067      $71,220      $87,251      $95,162     $108,974
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       KENTUCKY PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.52%        0.49%        0.49%        0.51%        0.53%
   Expenses after custodian
      fee reduction                   0.50%        0.47%        0.48%        0.48%        0.50%
   Net investment income              5.75%        5.36%        5.38%        5.56%        5.49%
Portfolio Turnover                      11%          11%          15%          28%          28%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $81,708      $97,762     $112,635     $123,110     $133,017
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       LOUISIANA PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                       0.39%        0.37%        0.39%        0.40%        0.30%
   Net expenses after
      custodian fee reduction         0.35%        0.34%        0.34%        0.38%        0.23%
   Net investment income              5.63%        5.16%        5.25%        5.85%        5.90%
Portfolio Turnover                      14%          20%          43%          27%          99%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $28,441      $32,668      $36,510      $34,432      $35,049
-----------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                               0.41%
   Expenses after custodian
      fee reduction                                                                       0.35%
   Net investment income                                                                  5.79%
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       MARYLAND PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.51%        0.49%        0.48%        0.48%        0.51%
   Expenses after custodian
      fee reduction                   0.49%        0.46%        0.44%        0.45%        0.48%
   Net investment income              5.18%        5.05%        5.11%        5.38%        5.50%
Portfolio Turnover                       9%          31%          30%          30%          33%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $81,676      $95,223     $105,152     $107,401     $110,588
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       MISSOURI PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.49%        0.46%        0.47%        0.47%        0.49%
   Expenses after custodian
      fee reduction                   0.48%        0.44%        0.45%        0.46%        0.47%
   Net investment income              5.80%        5.28%        5.31%        5.52%        5.52%
Portfolio Turnover                       8%          21%          11%           5%          36%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $58,927      $68,264      $74,398      $79,882      $85,162
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    NORTH CAROLINA PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.52%        0.50%        0.51%        0.52%        0.52%
   Expenses after custodian
      fee reduction                   0.49%        0.49%        0.48%        0.50%        0.48%
   Net investment income              5.66%        5.24%        5.31%        5.53%        5.51%
Portfolio Turnover                      17%           3%          26%          42%          54%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $110,493     $129,330     $152,930     $167,571     $187,044
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        OREGON PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.51%        0.48%        0.48%        0.56%        0.50%
   Expenses after custodian
      fee reduction                   0.50%        0.47%        0.48%        0.55%        0.47%
   Net investment income              5.63%        5.27%        5.28%        5.46%        5.37%
Portfolio Turnover                      25%          35%           9%          22%          28%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $83,712      $94,317     $103,755     $113,693     $129,759
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    SOUTH CAROLINA PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.44%        0.43%        0.44%        0.51%        0.53%
   Expenses after custodian
      fee reduction                   0.42%        0.40%        0.43%        0.50%        0.51%
   Net investment income              5.77%        5.33%        5.37%        5.59%        5.65%
Portfolio Turnover                      12%          26%          21%           8%          36%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $35,070      $44,833      $50,117      $53,970      $58,318
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       TENNESSEE PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.44%        0.42%        0.44%        0.43%        0.45%
   Expenses after custodian
      fee reduction                   0.42%        0.41%        0.42%        0.42%        0.43%
   Net investment income              5.61%        5.23%        5.20%        5.48%        5.52%
Portfolio Turnover                       9%          13%          21%           3%          39%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $45,015      $49,407      $53,709      $54,162      $56,065
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       VIRGINIA PORTFOLIO
                                  -------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.54%        0.50%        0.52%        0.52%        0.51%
   Expenses after custodian
      fee reduction                   0.53%        0.48%        0.50%        0.49%        0.48%
   Net investment income              5.61%        5.26%        5.27%        5.53%        5.55%
Portfolio Turnover                      23%          17%           8%          25%          30%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $115,776     $137,624     $151,257     $161,658     $177,644
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios, which were organized as trusts under the laws of the State of New York on May 1, 1992, seek to achieve current income exempt from regular federal income tax and from particular state or local income or other taxes. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for Federal income tax purposes.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended August 31, 2000, the Portfolios paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE(1)
    -------------------------------------------------------------------------
    Alabama                                   $248,461                  0.35%
    Arkansas                                   121,102                  0.27%
    Georgia                                    210,871                  0.33%
    Kentucky                                   323,201                  0.37%
    Louisiana                                   62,768                  0.21%
    Maryland                                   308,910                  0.36%
    Missouri                                   200,152                  0.33%
    North Carolina                             464,315                  0.40%
    Oregon                                     316,846                  0.37%
    South Carolina                              90,314                  0.24%
    Tennessee                                  123,712                  0.27%
    Virginia                                   499,111                  0.40%

 (1)  Advisory fees paid as a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2000, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended August 31, 2000, were as follows:

    ALABAMA MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,419,741
    Sales                                      20,674,723

    ARKANSAS MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 6,055,502
    Sales                                      14,703,173

    GEORGIA MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 8,037,151
    Sales                                      17,452,950

    KENTUCKY MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 8,912,081
    Sales                                      22,227,351

    LOUISIANA MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,996,820
    Sales                                       8,540,788

    MARYLAND MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 7,552,388
    Sales                                      20,500,543

    MISSOURI MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,691,760
    Sales                                      14,944,234

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

    NORTH CAROLINA MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $19,107,340
    Sales                                      37,518,514

    OREGON MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $21,504,299
    Sales                                      30,944,963
    SOUTH CAROLINA MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,619,007
    Sales                                      14,537,733
    TENNESSEE MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,846,481
    Sales                                       8,361,883

    VIRGINIA MUNICIPALS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $27,521,394
    Sales                                      48,927,802

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at August 31, 2000, as computed on a federal income tax basis, are as follows:

    ALABAMA MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 64,496,000
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,373,345
    Gross unrealized depreciation               (1,634,843)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    738,502
    ------------------------------------------------------

    ARKANSAS MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 40,633,990
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,563,435
    Gross unrealized depreciation                 (625,766)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    937,669
    ------------------------------------------------------

    GEORGIA MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 61,719,666
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,733,486
    Gross unrealized depreciation               (2,454,696)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    278,790
    ------------------------------------------------------

    KENTUCKY MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 79,627,148
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,611,019
    Gross unrealized depreciation               (2,999,154)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    611,865
    ------------------------------------------------------

    LOUISIANA MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 27,786,850
    ------------------------------------------------------
    Gross unrealized appreciation             $    650,770
    Gross unrealized depreciation                 (530,422)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    120,348
    ------------------------------------------------------

    MARYLAND MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 83,635,854
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,021,763
    Gross unrealized depreciation               (5,525,785)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (3,504,022)
    ------------------------------------------------------

    MISSOURI MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 56,833,666
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,817,559
    Gross unrealized depreciation               (1,832,942)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    984,617
    ------------------------------------------------------

    NORTH CAROLINA MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $103,430,595
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,165,496
    Gross unrealized depreciation               (1,053,291)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,112,205
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

    OREGON MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 80,731,232
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,608,449
    Gross unrealized depreciation                 (954,402)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,654,047
    ------------------------------------------------------

    SOUTH CAROLINA MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 34,105,563
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,351,533
    Gross unrealized depreciation               (1,132,715)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    218,818
    ------------------------------------------------------

    TENNESSEE MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 42,943,683
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,889,209
    Gross unrealized depreciation                 (651,007)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,238,202
    ------------------------------------------------------

    VIRGINIA MUNICIPALS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $110,960,904
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,410,471
    Gross unrealized depreciation               (2,605,319)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,805,152
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At August 31, 2000, the Alabama Municipals Portfolio, Kentucky Municipals Portfolio, and Oregon Municipals Portfolio had balances outstanding pursuant to this line of credit of $400,000, $100,000 and $100,000 (respectively). The Portfolios did not have any significant borrowings or allocated fees during the year ended August 31, 2000.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at August 31, 2000, is as follows:

                                    FUTURES CONTRACTS
  --------------------------------------------------------------------------------------
                   EXPIRATION                                             NET UNREALIZED
  PORTFOLIO           DATE        CONTRACTS                   POSITION     DEPRECIATION
  --------------------------------------------------------------------------------------
  Louisiana     12/00             14 U.S. Treasury Bond       Short          $(2,045)
  North
   Carolina     12/00             33 U.S. Treasury Bond       Short           (5,338)
  Virginia      12/00             59 U.S. Treasury Bond       Short           (9,543)

   At August 31, 2000, the Portfolios noted above had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF ALABAMA MUNICIPALS PORTFOLIO, ARKANSAS MUNICIPALS PORTFOLIO, GEORGIA MUNICIPALS PORTFOLIO, KENTUCKY MUNICIPALS PORTFOLIO, LOUISIANA MUNICIPALS PORTFOLIO, MARYLAND MUNICIPALS PORTFOLIO, MISSOURI MUNICIPALS PORTFOLIO, NORTH CAROLINA MUNICIPALS PORTFOLIO, OREGON MUNICIPALS PORTFOLIO, SOUTH CAROLINA MUNICIPALS PORTFOLIO, TENNESSEE MUNICIPALS PORTFOLIO AND VIRGINIA MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alabama Municipals Portfolio, Arkansas Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Missouri Municipals Portfolio, North Carolina Municipals Portfolio, Oregon Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio and Virginia Municipals Portfolio (the Portfolios) as of August 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 2000 and 1999 and supplementary data for each of the years in the five year period ended August 31, 2000. These financial statements and supplementary data are the responsibility of the Trusts' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at August 31, 2000, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 13, 2000

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2000

INVESTMENT MANAGEMENT

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of South Carolina
Municipals Portfolio

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager
of Alabama, Kentucky, and Maryland
Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio Manager
of Louisiana, North Carolina, and Virginia
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager
of Georgia, Missouri, and Tennessee
Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio Manager
of Arkansas and Oregon
Municipals Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant